Risks Arising From Financial Instruments - Disclosure of Financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Total	$ 6,799	$ 8,383
Non-current	1,068	959
Current	5,731	7,444
Trade receivables [member]
Disclosure of financial assets [line items]
Trade and other receivables	6,298	6,537
Equity instruments [member]
Disclosure of financial assets [line items]
Unquoted debt	24	24
Unquoted companies	84	76
Debt securities held for trading [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	87	1,304
Derivatives not designated [member] | Equity derivatives [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss		21
Derivatives not designated [member] | Interest rate swap [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	9
Derivatives not designated [member] | Cross currency interest rate swaps [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	32	9
Derivatives not designated [member] | Other interest rate derivatives [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	20	1
Derivatives designated [member] | Interest rate swap [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss		14
Derivatives designated [member] | Forward exchange contracts [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	191	151
Derivatives designated [member] | Other commodity derivatives [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	$ 54	$ 246